RESERVE AND DISTRIBUTION OF PROFIT (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Reserve And Distribution Of Profit
Annual tax profits percentage		10.00%
Statutory reserve percentage		50.00%
General reserve	$ 10.2		$ 10.2